FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE RECEIVABLES	The Company’s aging of trade receivables (Note 5) were as follows:
	December 31, 2022	December 31, 2021
0 – 30 days	$74,987	$66,087
31 – 60 days	61,287	65,100
	$136,274	$131,187

SCHEDULE OF FINANCIAL LIABILITIES

The Corporation has financial liabilities with the following maturities as at December 31, 2022:

	Contractual cash flows
	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	5 year and over	Total
Trade payables (Note 9)	$40,241	$-	$-	$-	$-	$40,241
Long term loan and unpaid interest (Note 12)	47,740	49,241	38,990	-	-	135,971
	$87,981	$49,241	$38,990	$-	$-	$176,212

The Corporation has financial liabilities with the following maturities as at December 31, 2021:

	Contractual cash flows
	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	5 year and over	Total
Trade payables (Note 9)	$105,931	$-	$-	$-	$-	$105,931
Long term loan and unpaid interest (Note 12)	49,207	50,754	52,350	40,340	-	192,651
	$155,138	$50,754	$52,350	$40,340	$-	$298,582

SCHEDULE OF CHANGES IN FAIR VALUE

The table below demonstrates the sensitivity test to a reasonable possible change in the exchange rate of the US dollar, with all other variables unchanged. The impact on the Company’s pre-tax profit and loss arises from changes in the fair value of the assets and financial liabilities is as follows:

	Change in the USD exchange rate	Impact on pre-tax profit
December 31, 2022	5% increase	$(69,729)
	5% decrease	69,729
December 31, 2021	5% increase	(215,742)
	5% decrease	$215,742